Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		92 Months Ended	101 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	31,328	772,503	826,708	833,376	1,375,528	379,326	3,315,030	4,141,738
Public Relations	0	0	0	0	0	400,000	619,890	619,890
Amortization of Debt Discount	0	0	0	0	0	0	120,000	120,000
Professional Fees	59,313	13,111	112,828	58,583	178,373	48,667	513,448	626,276
Officer's Salary	62,528	58,899	187,585	176,787	237,134	267,120	1,840,648	2,028,233
Contract Settlement	0	0	0	0	0	0	107,143	107,143
Research and Development	68,801	96,368	292,940	416,418	489,434	465,293	1,791,443	2,084,383
Total Operating Expenses	221,970	940,881	1,420,061	1,485,164	2,280,469	1,560,406	8,307,602	9,727,663
Loss from Operations	(221,970)	(940,881)	(1,420,061)	(1,485,164)	(2,280,469)	(1,560,406)	(8,307,602)	(9,727,663)
Other Income/(Expenses)
Gain on forgiveness of debt	0	6,775	19,136	6,775	6,775	0	6,775	25,911
Other income	0	0	0	0	0	3,000	7,881	7,881
Bad debt expense	0	0	0	0	(6,238)	0	(6,238)	(6,238)
Interest income	0	0	0	47	47	192	239	239
Loss on settlement of accrued payroll - related party	0	0	0	0	(5,187,800)	0	(5,187,800)	(5,187,800)
Change in fair value of embedded derivative liability	0	0	0	0	0	0	(2,790,185)	(2,790,185)
Change in fair value of embedded derivative liability- related party	0	0	0	0	0	0	119,485	119,485
Interest expense	(17,071)	(15,953)	(52,403)	(50,014)	0	(45,707)	(147,913)	(200,316)
Total Other Income/(Expenses)	(17,071)	(9,178)	(33,267)	(43,192)	(5,187,216)	(42,515)	(7,997,756)	(8,031,023)
Net (Loss) before Provision for Income Taxes	(239,041)	(950,059)	(1,453,328)	(1,528,356)	(7,467,685)	(1,602,921)	(16,305,358)	(17,758,686)
Provision for Income Taxes	0	0	0	0	0	0	0	0
Net (Loss)	$ (239,041)	$ (950,059)	$ (1,453,328)	$ (1,528,356)	$ (7,467,685)	$ (1,602,921)	$ (16,305,358)	$ (17,758,686)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	665,681,446	620,402,696	658,620,828	610,945,312	616,313,968	596,143,581